Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Mar. 10, 2023	Sep. 30, 2022	Sep. 30, 2021
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	12,000,000		12,000,000	12,000,000
Common stock, shares issued (in shares)	1,285,213		1,249,432	1,185,849
Common Stock, Shares, Outstanding, Ending Balance (in shares)	1,285,213		1,249,682	1,183,599
Adjusted [Member]
Common Stock, Shares Authorized (in shares)			4,000,000
Common stock, shares issued (in shares)			1,252,734
Common Stock, Shares, Outstanding, Ending Balance (in shares)			1,249,432